Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract Liabilities [Abstract]
Beginning balance of contract liabilities	$ 5,000	$ 5,000
Customer prepayments
Revenue recognized	(5,000)
Effect of foreign exchange rate changes
Ending balance of contract liabilities		$ 5,000